UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard REIT Index Fund
Schedule of Investments
April 30, 2005

	Shares	Market Value ($000)
REAL ESTATE INVESTMENT TRUSTS (98.1%)

Simon Property Group, Inc. REIT	5,306,292	$350,587
Equity Office Properties Trust REIT	10,154,511	319,562
Equity Residential REIT	7,120,712	244,596
Vornado Realty Trust REIT	2,883,248	220,424
General Growth Properties Inc. REIT	5,612,452	219,503
ProLogis REIT	4,631,091	183,345
Archstone-Smith Trust REIT	4,970,122	178,775
Boston Properties, Inc. REIT	2,611,116	173,561
Public Storage, Inc. REIT	2,766,259	162,379
Host Marriott Corp. REIT	8,336,765	140,224
Kimco Realty Corp. REIT	2,398,316	132,843
Avalonbay Communities, Inc. REIT	1,820,366	131,066
Duke Realty Corp. REIT	3,590,891	109,881
Developers Diversified Realty Corp. REIT	2,579,334	109,467
Apartment Investment & Management Co. Class A RE	2,386,802	90,985
The Macerich Co. REIT	1,492,711	90,010
Regency Centers Corp. REIT	1,682,809	88,600
Health Care Properties Investors REIT	3,350,043	85,895
Liberty Property Trust REIT	2,156,516	85,894
AMB Property Corp. REIT	2,088,727	81,439
Mills Corp. REIT	1,380,175	78,863
Weingarten Realty Investors REIT	2,127,581	76,614
United Dominion Realty Trust REIT	3,337,578	73,927
Catellus Development Corp. REIT	2,594,505	71,868
Federal Realty Investment Trust REIT	1,312,383	70,213
Camden Property Trust REIT	1,327,196	67,687
Mack-Cali Realty Corp. REIT	1,532,568	67,418
Hospitality Properties Trust REIT	1,607,755	67,172
New Plan Excel Realty Trust REIT	2,584,677	66,711
Reckson Associates Realty Corp. REIT	2,027,913	65,400
SL Green Realty Corp. REIT	1,023,094	62,409
Trizec Properties, Inc. REIT	3,060,595	61,181
HRPT Properties Trust REIT	5,031,881	59,125
Arden Realty Group, Inc. REIT	1,653,635	59,018
CBL & Associates Properties, Inc. REIT	747,070	57,801
Ventas, Inc. REIT	2,126,163	57,364
Pan Pacific Retail Properties, Inc. REIT	918,499	55,496
CenterPoint Properties Corp. REIT	1,227,483	50,585
Realty Income Corp. REIT	1,996,121	48,126
BRE Properties Inc. Class A REIT	1,269,054	47,234
Healthcare Realty Trust Inc. REIT	1,200,950	46,369
CarrAmerica Realty Corp. REIT	1,371,568	45,317
Health Care Inc. REIT	1,320,008	44,220
Shurgard Storage Centers, Inc. Class A REIT	1,053,630	44,073
American Financial Realty Trust REIT	2,792,948	42,816
First Industrial Realty Trust REIT	1,075,865	41,098
Essex Property Trust, Inc. REIT	520,163	39,506
Colonial Properties Trust REIT	1,017,894	39,342
Crescent Real Estate, Inc. REIT	2,333,369	39,201
Brandywine Realty Trust REIT	1,348,752	38,170
Capital Automotive REIT	1,082,716	36,791
Pennsylvania REIT	863,380	36,391
Taubman Co. REIT	1,223,882	36,227
Alexandria Real Estate Equities, Inc. REIT	526,063	36,204
Nationwide Health Properties, Inc. REIT	1,677,734	35,954
Prentiss Properties Trust REIT	1,075,558	35,730
Home Properties, Inc. REIT	843,680	35,308
Highwood Properties, Inc. REIT	1,149,818	32,344
Washington REIT	1,052,308	31,369
Kilroy Realty Corp. REIT	718,242	31,337
Post Properties, Inc. REIT	955,852	31,142
Cousins Properties, Inc. REIT	1,114,126	30,081
Equity One, Inc. REIT	1,380,523	28,908
Lexington Corporate Properties Trust REIT	1,220,253	28,041
Maguire Properties, Inc. REIT	1,085,493	27,680
Heritage Property Investment Trust REIT	884,945	27,256
Gables Residential Trust REIT	737,648	27,035
Senior Housing Properties Trust REIT	1,552,462	26,858
Entertainment Properties Trust REIT	575,590	24,865
Commercial Net Lease Realty REIT	1,243,323	23,598
Corporate Office Properties Trust, Inc. REIT	877,453	23,077
LaSalle Hotel Properties REIT	752,160	22,851
Glimcher Realty Trust REIT	895,615	22,543
EastGroup Properties, Inc. REIT	550,939	20,660
PS Business Parks, Inc. REIT	494,437	19,955
Mid-America Apartment Communities, Inc. REIT	493,380	18,862
CRT Properties, Inc. REIT	785,799	18,144
Equity Lifestyle Properties, Inc. REIT	488,513	17,880
Glenborough Realty Trust, Inc. REIT	859,636	17,657
Sovran Self Storage, Inc. REIT	397,380	16,988
AMLI Residential Properties Trust REIT	575,723	16,074
Tanger Factory Outlet Centers, Inc. REIT	689,164	15,961
* FelCor Lodging Trust, Inc. REIT	1,276,281	15,622
Sun Communities, Inc. REIT	437,621	15,251
Equity Inns, Inc. REIT	1,344,394	15,138
Parkway Properties Inc. REIT	328,205	14,966
Omega Healthcare Investors, Inc. REIT	1,266,102	14,206
Innkeepers USA Trust REIT	1,056,447	14,019
Getty Realty Holding Corp. REIT	497,069	12,541
Saul Centers, Inc. REIT	350,733	11,750
Ramco-Gershenson Properties Trust REIT	423,507	11,727
Town & Country Trust REIT	417,070	11,198
Affordable Residential Communities REIT	874,712	11,179
Acadia Realty Trust REIT	670,620	10,763
Highland Hospitality Corp. REIT	1,007,096	10,564
Investors Real Estate Trust REIT	1,052,600	9,526
Universal Health Realty Income REIT	281,100	9,206
First Potomac REIT	409,519	9,177
Trustreet Properties, Inc. REIT	580,022	9,072
Ashford Hospitality Trust REIT	880,793	9,019
Bedford Property Investors, Inc. REIT	369,876	7,875
Cedar Shopping Centers, Inc. REIT	552,612	7,626
Winston Hotels, Inc. REIT	631,363	7,261
Correctional Properties Trust REIT	276,663	7,099
Urstadt Biddle Properties Class A REIT	469,193	6,982
Hersha Hospitality Trust REIT	510,922	5,314
Government Properties Trust, Inc. REIT	521,303	5,140
Windrose Medical Properties Trust REIT	337,395	4,757
Sizeler Property Investors, Inc. REIT	404,130	4,656
Mission West Properties Inc. REIT	455,294	4,621
Associated Estates Realty Corp. REIT	445,529	4,384
* Boykin Lodging Co. REIT	439,476	4,281
One Liberty Properties, Inc. REIT	196,174	3,802
National Health Realty Inc. REIT	181,316	3,536
American Land Lease, Inc. REIT	157,376	3,420
Monmouth Real Estate Investment Corp. REIT	393,698	3,311
United Mobile Homes, Inc. REIT	178,169	2,740
America First Apartment Investors, Inc. REIT	188,680	2,251

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $4,488,341)		6,041,111

TEMPORARY CASH INVESTMENT (3.3%)

Vanguard Market Liquidity Fund, 2.829%**
(Cost $201,097)	201,097,357	201,097

TOTAL INVESTMENTS (101.4%)
(Cost $4,689,438)		6,242,208

OTHER ASSETS AND LIABILITIES--NET (-1.4%)		(83,453)

NET ASSETS (100%)		$6,158,755

* Non-income-producing security. ** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2005, the cost of investment securities for tax purposes was $4,689,438,000. Net unrealized appreciation of investment securities for tax purposes was $1,552,770,000, consisting of unrealized gains of $1,572,026,000 on securities that had risen in value since their purchase and $19,256,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.